LAND USE RIGHTS, NET - Additional information (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
LAND USE RIGHTS, NET
Depreciation expenses of land use rights	¥ 95	¥ 331